Parent Company Financials Statement of Cash Flows (details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Parent Company	Dec. 31, 2012 Parent Company	Dec. 31, 2011 Parent Company	Dec. 31, 2010 Parent Company
Net earnings (loss)	$ (73)	$ 89	$ 419	$ 612	$ 379	$ 419	$ 612	$ 379
Equity in earnings (loss) of unconsolidated affiliates	31	3	26	(10)	(10)	(553)	(692)	(453)
Gain (Loss) on Sale of Other Assets	2	(4)	(12)	3	(11)	1	6	0
Stock-based compensation cost	12	7	35	27	27	30	23	27
Excess Tax Benefit from Share-based Compensation, Operating Activities	2	0	(17)	(31)	(6)	(17)	(31)	(6)
Increase Decrease in Change in Income Taxes	11	61	(62)	146	150	(96)	172	142
Increase (Decrease) in Prepaid Expense and Other Assets	49	21	(3)	49	(5)	(29)	4	38
Increase Decrease in Accounts Payable Accrued Liabilities Deferred Revenue and Other	(251)	(104)	(1)	63	(66)	101	25	(18)
Net cash provided by operating activities	(161)	(36)	484	620	110	(144)	119	109
Payments for (Proceeds from) Investments						0	(7)	6
Payments to Acquire Notes Receivable						30	(93)
Proceeds from Divestiture of Interest in Consolidated Subsidiaries								0
Payments for (Proceeds from) Short-term Investments	(314)	43	(36)	12	(78)
Payments for (Proceeds from) Other Investing Activities	(1)	0	4	(3)	4	0	0	2
Proceeds from Sale of Equity Method Investments			0	0	32			32
Net cash provided by (used in) investing activities	2,605	23	60	310	(164)	(22)	202	(24)
Proceeds from Issuance or Sale of Equity			511			511
Borrowings	1,407	303	341	679	500	0	548	500
Equity offering						0	(6)
Repayments of Long-term Debt	(479)	(294)	359	557	516	7	494	516
Payments of Debt Issuance Costs	0	(3)	16	8	8	16	8	8
Payments of Dividends, Common Stock	(49)	(37)	153	128	105	153	128	105
Payments for Repurchase of Common Stock	0	34	34	38	86	34	38	86
Exercise of stock options	9	4	61	91	8	60	91	8
Tax benefit associated with the exercise of stock options	2	0	17	31	6	17	31	6
Payments for (Proceeds from) Businesses and Interest in Affiliates						(571)	(294)	(65)
Net cash used in financing activities	1,574	(64)	340	52	(205)	949	290	(136)
Net decrease in cash and cash equivalents, excluding pledged cash related to secured trust deposits	(1,192)	(123)	764	362	69	(783)	207		(3)
Cash and cash equivalents excluding pledged cash related to secured trust deposits	438	743	1,630	866	504	1,105	322		115
Payments to Acquire Interest in Subsidiaries and Affiliates						$ (8)	$ (116)